Impairment Charges and Reversals - Summary of Increase (Decrease) to Impairment (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Clearwater CGU [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	CAD 27
Clearwater CGU [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	(30)
Clearwater CGU [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	(56)
Clearwater CGU [Member] | Five Percent Decrease In The Forward Price Estimates
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	65
Primrose CGU [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Primrose CGU [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Primrose CGU [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Primrose CGU [Member] | Five Percent Decrease In The Forward Price Estimates
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Christina Lake CGU [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Christina Lake CGU [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Christina Lake CGU [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Christina Lake CGU [Member] | Five Percent Decrease In The Forward Price Estimates
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Narrows Lake CGU [Member] | One Percent Increase in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	312
Narrows Lake CGU [Member] | One Percent Decrease in the Discount Rate [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Narrows Lake CGU [Member] | Five Percent Increase in the Forward Price Estimates [Member]
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	0
Narrows Lake CGU [Member] | Five Percent Decrease In The Forward Price Estimates
Disclosure Of Information For Each Material Impairment Loss Recognised Or Reversed For Individual Asset Or Cashgenerating Unit [Line Items]
Increase (Decrease) to Impairment	CAD 333